EQUITY	12 Months Ended
Dec. 31, 2015
EQUITY
EQUITY

NOTE 11—EQUITY

        ILG has 300 million authorized shares of common stock, par value of $.01 per share. At December 31, 2015, there were 59.9 million shares of ILG common stock issued, of which 57.5 million are outstanding with 2.4 million shares held as treasury stock. At December 31, 2014, there were 59.5 million shares of ILG common stock issued, of which 57.1 million were outstanding with 2.4 million shares held as treasury stock.

        ILG has 25 million authorized shares of preferred stock, par value $.01 per share, none of which are issued or outstanding as of December 31, 2015 and 2014. The Board of Directors has the authority to issue the preferred stock in one or more series and to establish the rights, preferences, and dividends.

Dividends Declared

        In 2015, our Board of Directors declared and we paid quarterly dividend payments of $0.12 per share of $6.9 million each quarter. For the year ended December 31, 2015, we paid $27.6 million in cash dividends. In February of 2016, our Board of Directors declared a $0.12 per share dividend payable March 16, 2016 to shareholders of record on March 7, 2016.

        In 2014, our Board of Directors declared and we paid quarterly dividend payments of $0.11 per share of $6.3 million each quarter. For the year ended December 31, 2014, we paid $25.2 million in cash dividends.

Stockholder Rights Plan

        In June 2009, ILG's Board of Directors approved the creation of a Series A Junior Participating Preferred Stock, adopted a stockholders rights plan and declared a dividend of one right for each outstanding share of common stock held by our stockholders of record as of the close of business on June 22, 2009. The rights attach to any additional shares of common stock issued after June 22, 2009. These rights, which trade with the shares of our common stock, currently are not exercisable. Under the rights plan, these rights will be exercisable if a person or group acquires or commences a tender or exchange offer for 15% or more of our common stock. The rights plan provides certain exceptions for acquisitions by Liberty Interactive Corporation (formerly known as Liberty Media Corporation) in accordance with an agreement entered into with ILG in connection with its spin-off from IAC/InterActiveCorp (IAC). If the rights become exercisable, each right will permit its holder, other than the "acquiring person," to purchase from us shares of common stock at a 50% discount to the then prevailing market price. As a result, the rights will cause substantial dilution to a person or group that becomes an "acquiring person" on terms not approved by our Board of Directors.

Share Repurchase Program

        Effective June 4, 2014, ILG's Board of Directors authorized a share repurchase program for up to $20.0 million, excluding commissions, of our outstanding common stock. In February 2015, ILG's Board of Directors increased the share repurchase authorization to a total of $25 million. Acquired shares of our common stock are held as treasury shares carried at cost on our consolidated financial statements. Common stock repurchases may be conducted in the open market or in privately negotiated transactions. The amount and timing of all repurchase transactions are contingent upon market conditions, applicable legal requirements and other factors. This program may be modified, suspended or terminated by us at any time without notice.

        During the year ended December 31, 2014, we repurchased 0.7 million shares of common stock for $14.1 million, including commissions. As of December 31, 2015, the remaining availability for future repurchases of our common stock was $25.0 million. There were no repurchases of common stock during the year ended December 31, 2015.

Accumulated Other Comprehensive Loss

        Entities are required to disclose additional information about reclassification adjustments within accumulated other comprehensive income/loss, referred to as AOCL, for ILG, including (1) changes in AOCL balances by component and (2) significant items reclassified out of AOCL in the period. For the years ended December 31, 2015, 2014 and 2013, there were no significant items reclassified out of AOCL, and the change in AOCL pertains to current period foreign currency translation adjustments as disclosed in our accompanying consolidated statements of comprehensive income.

Noncontrolling Interests and Redeemable Noncontrolling Interest

Noncontrolling Interest—VRI Europe

        In connection with the VRI Europe transaction on November 4, 2013, CLC was issued a noncontrolling interest in VRI Europe representing 24.5% of the business, which was determined based on the purchase price paid by ILG for its 75.5% ownership interest as of the acquisition date. As of December 31, 2015 and 2014, this noncontrolling interest amounts to $31.3 million and $33.3 million, respectively, and is presented on our consolidated balance sheets as a component of equity. The change from December 31, 2014 to December 31, 2015 relates to the recognition of the noncontrolling interest holder's proportional share of VRI Europe's earnings and dividends, as well as the translation effect on the foreign currency based amount.

        The parties have agreed not to transfer their interests in VRI Europe or CLC's related development business for a period of five years from the acquisition. In addition, they have agreed to certain rights of first refusal, and customary drag along and tag along rights, including a right by CLC to drag along ILG's VRI Europe shares in connection with a sale of the entire CLC resort business subject to minimum returns and a preemptive right by ILG. As of December 31, 2015, there have been no changes in ILG's ownership interest percentage in VRI Europe.

        Additionally, in connection with this arrangement, ILG and CLC entered into a loan agreement whereby ILG has made available to CLC a convertible secured loan facility of $15.1 million that matures five years subsequent to the funding date with interest payable monthly. The loan was funded in October 2014. The outstanding loan is to be repaid in full at maturity either in cash or by means of a share option exercisable by ILG, at its sole discretion, which would allow for settlement of the loan in CLC's shares of VRI Europe for contractually determined equivalent value. ILG has the right to exercise this share option at any time prior to maturity of the loan; however, the equivalent value for these shares would be measured at a 20% premium to its acquisition date value. We have determined the value of this embedded derivative is not material to warrant bifurcating from the host instrument (loan) at this time.

Noncontrolling Interest—Hyatt Vacation Ownership

        In connection with the HVO acquisition on October 1, 2014, ILG assumed a noncontrolling interest in a joint venture entity, which we fully consolidate, formed for the purpose of developing and selling vacation ownership interests. The fair value of the noncontrolling interest at acquisition was determined based on the noncontrolling party's ownership interest applied against the fair value allocated to the respective joint venture entity. As of December 31, 2015 and 2014, this noncontrolling interest amounted to $2.0 million and $3.0 million, respectively, and is presented on our consolidated balance sheets as a component of equity.

Redeemable Noncontrolling Interest

        The redeemable noncontrolling interest is presented as temporary equity in the mezzanine section between liabilities and equity on our consolidated balance sheet. This interest represents a noncontrolling ownership in the parent company of our Aqua-Aston business.

        As of December 31, 2015, the estimated redemption value of this redeemable interest was higher than the current carrying value on our consolidated balance sheet. Consequently, pursuant to the applicable accounting guidance, we recorded an adjustment of $0.2 million to increase the balance of this noncontrolling interest for the year ended December 31, 2015.

        The balance of the redeemable noncontrolling interest as of December 31, 2015 and 2014 was $0.7 million and $0.5 million, respectively. Changes during the years then ended are as follows (in thousands):

	December 31,
	2015	2014
Balance, beginning of period	$457	$426
Increase in redemption value	231	—
Net income attributable to redeemable noncontrolling interest	20	31

Balance, end of period	$708	$457